Shareholders' Equity - Schedule of Tax Effect on the Components of Other Comprehensive Income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Effect on the Components of Other Comprehensive Income [Line Items]
Loss from financial instruments designated at fair value through other comprehensive income	$ (17,531)	$ (16,433)
Remeasurement loss on defined benefit plans	(1,939)	(3,208)
Translation exchange differences	(2,324,745)	(2,323,383)
Gain from cash-flow hedge	13,573	11,367
(Loss) on hedge of net investment in foreign operations	(18,977)	(18,977)
Total other comprehensive income	(2,349,619)	(2,350,634)
Other comprehensive income of non - controlling interests	(42,615)	(46,588)
Other comprehensive income of the parent	(2,307,004)	(2,304,046)
Gross value [Member]
Schedule of Tax Effect on the Components of Other Comprehensive Income [Line Items]
Loss from financial instruments designated at fair value through other comprehensive income	(17,531)	(16,433)
Remeasurement loss on defined benefit plans	(3,483)	(5,052)
Translation exchange differences	(2,324,746)	(2,323,383)
Gain from cash-flow hedge	12,150	8,757
(Loss) on hedge of net investment in foreign operations	(18,977)	(18,977)
Total other comprehensive income	(2,352,587)	(2,355,088)
Other comprehensive income of non - controlling interests
Other comprehensive income of the parent
Tax effect [Member]
Schedule of Tax Effect on the Components of Other Comprehensive Income [Line Items]
Loss from financial instruments designated at fair value through other comprehensive income
Remeasurement loss on defined benefit plans	1,544	1,844
Translation exchange differences
Gain from cash-flow hedge	1,423	2,610
(Loss) on hedge of net investment in foreign operations
Total other comprehensive income	2,967	4,454
Other comprehensive income of non - controlling interests
Other comprehensive income of the parent